Convertible loan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 02, 2020	Oct. 31, 2020 $ / shares
Convertible loan
Convertible loan repaid			¥ 113,000				$ 16,383
Proceeds from issuance of convertible loans			19,000	$ 2,755		¥ 400,000
Long-term Debt
Convertible loan
Interest expense			21,377		¥ 35,000	¥ 5,516
Ningxia Fengyin Enterprise Management Consulting LLP
Convertible loan
Percentage Of Subsidiary Equity Interest Pledged								100.00%
Yinchuan ChuanxiTechnology Co Ltd
Convertible loan
Consideration		¥ 400,000
Date of acquisition agreement		Oct. 22, 2020
Accrued interest expenses			8,127		¥ 8,750
Convertible loan repaid			306,000
Proceeds from issuance of convertible loans			¥ 19,000
Yinchuan ChuanxiTechnology Co Ltd | Otov Alfa Holding Limited | Warrant
Convertible loan
Consideration,Warrant shares issued to Otov Alfa Holding Limited | shares		320,036,576
Consideration,Warrant shares issued price to Otov Alfa Holding Limited | $ / shares									$ 0.000125
Interest payable on un released portion of the debt, quarterly		8.75%
Guangdong Huawen Industry Group Co Ltd
Convertible loan
Service cost charged by the related party	¥ 4,000